Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ 153,123,207	$ 172,389,672	$ 151,943,693
Additions	7,250,921	15,979,870
Amortization of year	(10,215,188)	(4,608,435)
Conversion effect (cost)	(47,255,540)	(22,034,595)
Conversion effect (amotization)	925,838	484,225
Others increase	28,071,548	30,624,914
Sub-Total	(19,266,465)	20,445,979
Additions for business combinations (cost)	1,962,891
Divestitures (cost)	(81,475)
Divestitures (amortization)	74,540
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	196,640,526	206,692,181	182,121,992
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	(43,517,319)	(34,302,509)	(30,178,299)
Trademark [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	127,011,105	142,547,210	121,643,175
Additions	0	12,950,000
Amortization of year	0	0
Conversion effect (cost)	(45,306,098)	(20,964,262)
Conversion effect (amotization)	0	0
Others increase	27,807,102	28,918,297
Sub-Total	(15,536,105)	20,904,035
Additions for business combinations (cost)	1,962,891
Divestitures (cost)	0
Divestitures (amortization)	0
Trademark [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	127,011,105	142,547,210	121,643,175
Trademark [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	0	0	0
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	20,302,542	23,979,891	25,078,589
Additions	7,250,921	2,416,575
Amortization of year	(10,053,940)	(4,454,798)
Conversion effect (cost)	(1,838,630)	(1,064,314)
Conversion effect (amotization)	726,017	379,453
Others increase	245,218	1,624,386
Sub-Total	(3,677,349)	(1,098,698)
Additions for business combinations (cost)	0
Divestitures (cost)	(81,475)
Divestitures (amortization)	74,540
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	62,951,825	57,375,791	54,399,144
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	(42,649,283)	(33,395,900)	(29,320,555)
Water Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	3,199,349	3,199,349	3,199,349
Additions	0	0
Amortization of year	0	0
Conversion effect (cost)	0	0
Conversion effect (amotization)	0	0
Others increase	0	0
Sub-Total	0	0
Additions for business combinations (cost)	0
Divestitures (cost)	0
Divestitures (amortization)	0
Water Rights [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	3,199,349	3,199,349	3,199,349
Water Rights [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	0	0	0
Distribution Right [Member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	2,610,211	2,663,222	2,022,580
Additions	0	613,295
Amortization of year	(161,248)	(153,637)
Conversion effect (cost)	(110,812)	(6,019)
Conversion effect (amotization)	199,821	104,772
Others increase	19,228	82,231
Sub-Total	(53,011)	640,642
Additions for business combinations (cost)	0
Divestitures (cost)	0
Divestitures (amortization)	0
Distribution Right [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	3,478,247	3,569,831	2,880,324
Distribution Right [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill	$ (868,036)	$ (906,609)	$ (857,744)